Details of expense relating to defined benefit plans by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Details of expense relating to defined benefit plans by nature [Abstract]
Defined benefit allocated to Cost of sales	₩ 580,623	₩ 308,672	₩ 332,249
Defined benefit allocated to Selling, general and administrative expense	120,455	51,903	59,111
Defined benefit allocated to others	80,669	54,109	48,622
Defined benefit	₩ 781,747	₩ 414,684	₩ 439,982